CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Revenues, net	$ 78,584	$ 147,593	$ 324,982	$ 492,364	$ 657,271	$ 701,772
Operating expenses:
Cost of implants and other costs	20,585	8,008	106,383	198,023	323,608	175,430
Research and development	35,759	107,460	94,765	159,030	450,722
Selling, general and administrative	1,422,055	687,228	2,799,311	1,972,521	2,739,967	2,545,311
Termination of licensing agreement						132,804
Depreciation and amortization	1,303	8,542	6,051	25,396	33,888	30,248
Total operating expenses	1,479,702	811,238	3,006,510	2,354,970	3,548,185	2,883,793
Loss from operations	(1,401,118)	(663,645)	(2,681,528)	(1,862,606)	(2,890,914)	(2,182,021)
Other income (expenses):
Interest expense, net	(485,395)	(463,929)	(1,428,318)	(10,684,498)	(11,148,525)	(1,048,013)
Gain on settlement of debt				285,924	296,592
Loss on change in fair value of derivative liability		25,483		(15,872,510)	(15,962,822)	(2,673,948)
Total other income (expenses)	(485,394)	(438,446)	(1,428,318)	(26,271,084)	(26,814,755)	(3,721,961)
Loss before income taxes	(1,886,513)	(1,102,091)	(4,109,846)	(28,133,690)	(29,705,669)	(5,903,982)
Income taxes
Net Loss	(1,886,513)	(1,102,091)	(4,109,846)	(28,133,690)	$ (29,705,669)	$ (5,903,982)
Non-controlling interest	3,328		(3,373)
NET (LOSS) INCOME ATTRIBUTIBLE TO BIOCORRX, INC.	$ (1,883,185)	$ (1,102,091)	$ (4,106,473)	$ (28,133,690)
Net loss per common share, basic and diluted	$ (0.75)	$ (0.45)	$ (1.65)	$ (12.28)	$ (13.00)	$ (0.03)
Weighted average number of common shares outstanding, basic and diluted	2,499,320	2,425,385	2,478,185	2,291,065	2,326,786	1,702,460